T. ROWE PRICE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.6%
Alabama 1.6%
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (2)	3,695	3,072
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/43 (2)	2,865	2,088
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.875%, 1/1/43 (2)	2,000	1,740
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 7.50%, 1/1/47 (2)	3,580	3,113
Jefferson County, Sewer, Series A, 5.25%, 10/1/48 (3)	14,500	16,444
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (3)	23,000	26,416
Selma Ind. Dev. Board, Gulf Opportunity Zone, International
Paper, 5.80%, 5/1/34	1,400	1,450
Selma Ind. Dev. Board, International Paper, Series A, 5.375%,
12/1/35	6,985	7,563
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (4)	7,085	7,631
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (4)	13,240	14,547
		84,064

Alaska 0.0%
Valdez Marine, Exxon Pipeline, Series C, VRDN, 2.20%, 12/1/33	2,315	2,315
		2,315

Arizona 2.2%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 2.546%, 1/1/37	2,750	2,716
Arizona HFA, Phoenix Childrens Hospital, Series A, 5.00%,
2/1/34	3,500	3,762
Arizona IDA, Doral Academy - Fire Mesa, 5.00%, 7/15/39 (4)	1,325	1,436
Arizona IDA, Doral Academy - Fire Mesa, 5.00%, 7/15/49 (4)	1,175	1,259

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T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Maricopa County Pollution Control, El Paso Electric, Series A,
4.50%, 8/1/42	3,250	3,369
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34	3,700	3,733
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40	6,000	6,036
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/29 (5)	7,985	10,503
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/30 (5)	7,340	9,784
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/33 (5)	1,250	1,732
Phoenix IDA, Mayo Clinic, Series B, VRDN, 2.20%, 11/15/52	2,000	2,000
Pima County IDA, American Leadership Academy, 4.75%,
6/15/37 (4)	5,250	5,366
Pima County IDA, American Leadership Academy, 5.00%,
6/15/47 (4)	5,400	5,528
Pima County IDA, American Leadership Academy, 5.00%,
6/15/52 (4)	5,770	5,898
Pima County IDA, Tucson Electric Power, 4.00%, 9/1/29	4,000	4,229
Pima County IDA, Tucson Electric Power, Series A, 4.50%,
6/1/30	1,150	1,219
Pima County IDA, Tucson Electric Power, San Juan, Series A,
4.95%, 10/1/20	810	843
Salt Verde Financial, 5.00%, 12/1/32	3,550	4,479
Salt Verde Financial, 5.00%, 12/1/37	34,265	44,330
		118,222

Arkansas 0.4%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (4)(6)	19,600	20,183
Arkansas DFA, Washington Regional Medical Center, Series A,
5.00%, 2/1/35	915	1,031
Arkansas DFA, Washington Regional Medical Center, Series C,
5.00%, 2/1/35	1,210	1,364
		22,578

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
California 3.3%
California HFFA, Lucile Packard Children's Hosp., Series A,
5.00%, 8/15/51	5,785	6,241
California Municipal Fin. Auth., Baptist Univ., Series A, 5.00%,
11/1/46 (4)	3,000	3,368
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (6)	15,215	17,660
California Public Works Board, Dept. of Corrections, Series C,
5.75%, 10/1/31	3,500	3,835
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (4)	3,500	3,842
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4)	3,000	3,461
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (4)	4,000	4,411
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4)	8,250	9,196
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/54	13,000	14,416
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4)	18,595	21,514
California Statewide CDA, Terraces at San Joaquin Gardens,
Series A, 6.00%, 10/1/42	5,250	5,660
California Statewide CDA, Terraces at San Joaquin Gardens,
Series A, 6.00%, 10/1/47	850	915
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43	1,500	1,508
California Tobacco Securitization Agency, Tobacco Industry,
5.25%, 6/1/21	2,200	2,231
Chula Vista Ind. Dev., San Diego Gas & Electric, Series C, PCR,
5.875%, 2/15/34	2,000	2,007
Chula Vista Ind. Dev., San Diego Gas & Electric, Series D,
5.875%, 1/1/34	5,000	5,018
Golden State Tobacco Securitization, Tobacco Industry, Series
A-2, 5.30%, 6/1/37	33,050	33,759
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44	10,500	11,770
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27	300	321

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28	410	438
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 2.457%, 7/1/27	8,000	7,815
Riverside County Redev. Agency, Interstate 215 Corridor
Redev., Series E, 7.00%, 12/1/31	1,900	2,136
Riverside County Redev. Agency, Interstate 215 Corridor
Redev., Series E, 7.25%, 12/1/40	2,850	3,272
San Jose Unified School Dist., Santa Clara County, Series C,
GO, 4.00%, 8/1/39	2,700	2,880
San Mateo, Community Fac. Dist. No. 2008-1, 6.00%, 9/1/42	1,500	1,661
Santa Margarita Water Dist., Community Fac. Dist. No. 2013-1,
5.625%, 9/1/43	2,500	2,744
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (7)	1,975	2,506
		174,585

Colorado 5.3%
Arista Metropolitan Dist., Series A, GO, 5.00%, 12/1/38	2,480	2,582
Arista Metropolitan Dist., Series A, GO, 5.125%, 12/1/48	7,000	7,294
Bellview Station Metropolitan Dist. No. 2, GO, 5.00%, 12/1/36	500	519
Bellview Station Metropolitan Dist. No. 2, GO, 5.125%, 12/1/46	2,375	2,462
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48	8,670	8,885
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO,
5.00%, 12/1/47	1,225	1,273
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38	1,000	1,029
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48	3,250	3,342
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37	1,250	1,295
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%,
12/1/47	4,500	4,637
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%,
12/1/47	2,000	2,031
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (4)	3,500	3,631
Colorado Ed. & Cultural Fac. Auth., Windsor Charter, 5.00%,
9/1/36 (4)	1,000	1,010

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Colorado Ed. & Cultural Fac. Auth., Windsor Charter, 5.00%,
9/1/46 (4)	1,395	1,404
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%,
1/1/45	28,570	31,524
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/31	1,300	1,431
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/37	1,675	1,818
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/33	1,415	1,506
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/39	2,250	2,374
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/48	3,000	3,148
Colorado HFA, Frasier Meadows Retirement, 5.25%, 5/15/37	500	564
Colorado HFA, Frasier Meadows Retirement, 5.25%, 5/15/47	2,700	2,998
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (4)	1,460	1,532
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4)	1,365	1,446
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4)	4,145	4,408
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	950	1,040
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	8,830	9,645
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	14,305	15,579
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46	6,775	7,354
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33	3,040	3,207
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48	2,200	2,297
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37	500	525
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47	2,600	2,724
Denver City & County Airport, United Airlines, 5.00%, 10/1/32
(6)	37,995	41,297

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48	1,290	1,301
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/37	1,695	1,756
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47	3,970	4,109
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48	4,905	5,024
Palisade Metropolitan Dist. No. 2, GO, 5.00%, 12/1/46	2,830	2,893
Park Creek Metropolitan Dist., Property Tax, 6.375%, 12/1/37
(Prerefunded 12/1/19) (8)(9)	7,000	7,170
Park Creek Metropolitan Dist., Property Tax, Series A, 5.00%,
12/1/45	19,500	21,743
Public Auth. for Colorado Energy, 6.25%, 11/15/28	6,025	7,703
Public Auth. for Colorado Energy, 6.50%, 11/15/38	16,635	25,315
Rampart Range Metropolitan Dist. No. 1, 5.00%, 12/1/47 (3)	7,350	8,586
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/37	1,000	1,037
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/47	3,050	3,141
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28	555	567
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43	1,000	1,039
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/30	1,535	1,621
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36	810	838
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46	1,600	1,636
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/37	1,000	1,031
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/47	3,500	3,582
		277,903

Connecticut 1.1%
Connecticut HEFA, Church Home of Hartford, Series A, 5.00%,
9/1/46 (4)	1,000	1,056

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Connecticut HEFA, Church Home of Hartford, Series A, 5.00%,
9/1/53 (4)	1,600	1,683
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/31	3,945	4,323
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/32	4,140	4,526
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/33	2,595	2,834
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/34	1,815	1,977
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/43	10,250	11,118
Connecticut HEFA, Stamford Hosp., Series J, 5.00%, 7/1/42	15,380	16,411
Connecticut Housing Single Family and Multi Family, Tender
Option Bond Trust Receipts, Series 2016-XFO492, RIB, VR,
6.983%, 5/15/42 (4)(6)	5,000	5,184
Mashantucket Western Pequot Tribe, 6.05% (PIK), 7/1/31 (2)	24,518	840
Mohegan Tribe Indians, Priority Distributions, Series C, 5.25%,
2/1/22 (4)	4,860	5,032
Mohegan Tribe Indians, Priority Distributions, Series C, 5.50%,
2/1/23 (4)	3,140	3,304
		58,288

Delaware 1.4%
Delaware Economic Dev. Auth., Delmarva Power, 5.40%, 2/1/31	7,635	7,942
Delaware Economic Dev. Auth., Indian River Power, 5.375%,
10/1/45	11,835	12,271
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37	1,000	1,159
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	6,210	7,118
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48	2,570	2,925
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50	2,900	3,291
Delaware HFA, Nanticoke Memorial Hospital, 5.00%, 7/1/28	4,000	4,401
Delaware HFA, Nanticoke Memorial Hospital, 5.00%, 7/1/32	3,250	3,534
Kent County, CHF Dover and Delaware Univ. Project, 5.00%,
7/1/32	260	298
Kent County, Student Housing and Dining Fac., Series A,
5.00%, 7/1/40	750	839
Kent County, Student Housing and Dining Fac., Series A,
5.00%, 7/1/48	2,725	3,025

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Kent County, Student Housing and Dining Fac., Series A,
5.00%, 7/1/53	4,350	4,813
Kent County, Student Housing and Dining Fac., Series A,
5.00%, 7/1/58	3,685	4,048
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36	11,450	12,546
Sussex County, NRG Energy, Indian River, 6.00%, 10/1/40	5,000	5,271
		73,481

District of Columbia 1.7%
District of Columbia, American Society Hematology, 5.00%,
7/1/42	5,095	5,494
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/32	2,125	2,286
District of Columbia, Friendship Public Charter School, Series
A, 5.00%, 6/1/36	3,000	3,379
District of Columbia, Friendship Public Charter School, Series
A, 5.00%, 6/1/41	1,945	2,172
District of Columbia, Friendship Public Charter School, Series
A, 5.00%, 6/1/46	2,385	2,652
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	2,895	3,105
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	5,135	5,450
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	12,065	12,720
District of Columbia, Methodist Home of D.C., Series A-R,
5.125%, 1/1/35	1,565	1,569
District of Columbia, Methodist Home of D.C., Series A-R,
5.25%, 1/1/39	1,015	1,019
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46	31,185	5,098
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46	23,000	2,179
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.25%, 10/1/44	5,290	5,341

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series C, 6.50%, 10/1/41 (9)	1,000	1,287
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44	14,000	18,464
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (3)	12,805	6,897
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38	10,000	5,028
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39	2,000	964
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40	5,000	2,312
		87,416

Florida 4.1%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34	240	219
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49	9,450	8,335
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series
A, 5.00%, 12/1/44	15,500	17,330
Boggy Creek Improvement Dist., Special Assessment, Series
2013, 5.125%, 5/1/43	10,175	10,359
Celebration Pointe Community Dev. Dist. No.1, Special
Assessment, 4.75%, 5/1/24	930	962
Celebration Pointe Community Dev. Dist. No.1, Special
Assessment, 5.00%, 5/1/32 (4)	1,200	1,285
Celebration Pointe Community Dev. Dist. No.1, Special
Assessment, 5.00%, 5/1/34	1,000	1,025
Celebration Pointe Community Dev. Dist. No.1, Special
Assessment, 5.00%, 5/1/48 (4)	3,250	3,370
Celebration Pointe Community Dev. Dist. No.1, Special
Assessment, 5.125%, 5/1/45	1,000	1,023
Crossings at Fleming Island Community Dev. Dist., Special
Assessment, Series A-1, 4.50%, 5/1/30	6,730	7,141
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%,
4/1/42	12,160	13,700
Double Branch Community Dev. Dist., Series A-1, 4.00%, 5/1/25	250	268

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fishhawk Community Dev. Dist. IV, Special Assessment, 7.25%,
5/1/43	2,120	2,351
Florida Dev. Fin., Waste Pro USA Project, 5.00%, 5/1/29 (4)(6)	3,360	3,668
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A1,
4.75%, 6/1/38 (4)	3,150	3,371
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A1,
5.00%, 6/1/48 (4)	11,445	12,383
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern
University, 5.00%, 4/1/30	1,150	1,332
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern
University, 5.00%, 4/1/31	2,670	3,076
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern
University, 5.00%, 4/1/32	1,750	2,010
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern
University, 5.00%, 4/1/36	1,000	1,134
Jacksonville, Educational Fac., Series B, 5.00%, 6/1/53 (4)	9,690	10,393
Jacksonville, Sales Tax, 5.00%, 10/1/30	7,500	8,247
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (4)	1,275	1,366
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (4)	1,515	1,622
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 4.00%, 5/1/22	340	345
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37	3,650	3,898
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47	4,600	4,897
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36	1,805	1,872
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46	3,615	3,751
Lakewood Ranch Stewardship Dist., Northeast Sector-Phase
1B, 5.30%, 5/1/39 (4)	1,000	1,060
Lakewood Ranch Stewardship Dist., Northeast Sector-Phase
1B, 5.45%, 5/1/48 (4)	1,725	1,847
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27 (4)	325	337
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32 (4)	1,000	1,049

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37 (4)	1,490	1,574
Lee County IDA, Preserve, Series A, 5.75%, 12/1/52 (4)	9,250	9,706
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31 (6)	2,000	2,183
OTC Community Dev. Dist., Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38	2,055	2,055
Palm Beach County HFA, Sinai Residences Boca Raton, Series
A, 7.50%, 6/1/49	4,750	5,372
Pinellas County HFA, BayCare Health System, Series A1, VRDN,
2.40%, 11/1/38	4,200	4,200
Saint Lucie County, Florida Power & Light, VRDN, 2.35%,
5/1/24 (6)	800	800
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37	1,385	1,524
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42	1,600	1,750
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47	3,205	3,499
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52	6,770	7,375
Sumter County IDA, Central Florida Health Alliance, Series A,
5.25%, 7/1/44	6,170	6,732
Tampa, Univ. of Tampa, 5.00%, 4/1/40	2,500	2,816
Tampa, Univ. of Tampa, 5.00%, 4/1/45	6,120	6,899
Tolomato Community Dev. Dist., Special Assessment,
Series 1-REMK, 6.45%, 5/1/23 (1)	10	10
Tolomato Community Dev. Dist., Special Assessment,
Series 1-REMK, 6.65%, 5/1/40 (1)	10	10
Tolomato Community Dev. Dist., Special Assessment, Series
2015-1, STEP, 0.00%, 5/1/40	960	796
Tolomato Community Dev. Dist., Special Assessment, Series
2015-2, STEP, 0.00%, 5/1/40	590	403
Tolomato Community Dev. Dist., Special Assessment, Series
2015-3, 6.61%, 5/1/40 (1)(2)	640	—
Tolomato Community Dev. Dist., Special Assessment, Series 3,
6.45%, 5/1/23 (1)(2)	155	—
Tolomato Community Dev. Dist., Special Assessment, Series 3,
6.65%, 5/1/40 (1)(2)	160	—

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Tolomato Community Dev. Dist., Special Assessment,
Series A-3, 6.61%, 5/1/40	430	430
Tolomato Community Dev. Dist., Special Assessment,
Series A-4, STEP, 0.00%, 5/1/40	235	198
Village Community Dev. Dist. No. 9, Special Assessment,
5.25%, 5/1/31	1,245	1,318
Village Community Dev. Dist. No. 9, Special Assessment,
5.50%, 5/1/42	1,650	1,750
Village Community Dev. Dist. No. 10, Special Assessment,
5.00%, 5/1/32	2,325	2,501
Village Community Dev. Dist. No. 10, Special Assessment,
5.125%, 5/1/24	2,080	2,241
Village Community Dev. Dist. No. 10, Special Assessment,
5.125%, 5/1/43	4,450	4,819
Village Community Dev. Dist. No. 10, Special Assessment,
5.75%, 5/1/31	3,650	4,090
Village Community Dev. Dist. No. 10, Special Assessment,
6.00%, 5/1/44	4,475	5,078
		215,155

Georgia 1.9%
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40	8,000	8,569
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A1,
6.50%, 1/1/29	3,000	3,194
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A1,
6.75%, 1/1/35	16,725	17,862
Cobb County Kennestone Hosp. Auth., Series B, 5.50%, 4/1/37
(Prerefunded 4/1/20) (8)(10)	1,865	1,926
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/42	5,400	6,187
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/45	5,535	6,345
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.50%, 2/15/42	10,000	12,154
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/47	4,970	5,620

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4)	400	411
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4)	1,540	1,597
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4)	2,500	2,586
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4)	1,535	1,590
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4)	3,465	4,009
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (4)	2,795	3,111
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (4)	11,000	12,058
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44	9,575	10,770
		97,989

Hawaii 0.1%
Hawaii Dept. of Budget & Fin., 15 Craigside, Series A, 9.00%,
11/15/44 (Prerefunded 11/15/19) (8)	2,375	2,453
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living,
5.125%, 11/15/32	1,300	1,438
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living, 5.25%,
11/15/37	2,100	2,318
		6,209

Idaho 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39	5,000	5,454
Power County PCR, FMC Corp., 6.45%, 8/1/32 (6)	4,570	4,589
		10,043

Illinois 8.4%
Chicago, Series 2005D, GO, 5.50%, 1/1/40	12,000	13,099
Chicago, Series 2007E, GO, 5.50%, 1/1/35	1,500	1,652
Chicago, Series A, GO, 5.25%, 1/1/35	4,435	4,566
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (11)	10,000	7,970

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (3)	1,000	1,170
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (3)	1,000	1,166
Chicago Board of Ed., School Reform, Series A, GO,
Zero Coupon, 12/1/23 (11)	2,000	1,756
Chicago Board of Ed., School Reform, Series B-1, GO,
Zero Coupon, 12/1/22 (11)	7,500	6,787
Chicago Board of Ed., School Reform, Series B-1, GO,
Zero Coupon, 12/1/27 (11)	15,525	11,923
Chicago Board of Ed., School Reform, Series B-1, GO,
Zero Coupon, 12/1/29 (3)	14,205	10,349
Chicago Midway Int'l Airport, Series B, 5.00%, 1/1/46	4,700	5,364
Chicago O'Hare Int'l Airport, 5.625%, 1/1/35 (Prerefunded
1/1/21) (8)	8,470	9,027
Chicago O'Hare Int'l Airport, Unrefunded Balanced, 5.625%,
1/1/35	2,030	2,153
Chicago O'Hare Int'l. Airport, Customer Facility Charge, 5.75%,
1/1/38	12,000	13,549
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/33	1,000	1,116
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/34	1,000	1,110
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/35	1,000	1,106
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/39	1,500	1,643
Chicago Waterworks, 5.00%, 11/1/25	2,000	2,340
Chicago Waterworks, 5.00%, 11/1/44	2,650	2,922
Chicago Waterworks, Series A-1, 5.00%, 11/1/27	1,345	1,589
City of Chicago Il, Series A, GO, 5.00%, 1/1/39	1,300	1,429
City of Chicago Il, Series A, GO, 5.00%, 1/1/40	3,000	3,289
City of Chicago Il, Series A, GO, 5.50%, 1/1/35	4,000	4,618
Cook County, Series C, GO, 5.00%, 11/15/25 (3)	4,670	5,156
Illinois, GO, 5.00%, 1/1/22	4,000	4,064
Illinois, GO, 5.00%, 2/1/28	4,250	4,852
Illinois, GO, 5.25%, 2/1/33	4,000	4,372

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Illinois, GO, 5.25%, 2/1/34	3,100	3,381
Illinois, GO, 5.50%, 7/1/38	8,500	9,241
Illinois, Series A, GO, 5.00%, 10/1/31	2,500	2,859
Illinois, Series B, GO, 5.00%, 12/1/23	9,450	10,497
Illinois, Series B, GO, 5.00%, 10/1/31	2,300	2,631
Illinois, Series B, GO, 5.00%, 10/1/32	3,140	3,579
Illinois, Series D, GO, 5.00%, 11/1/23	20,500	22,732
Illinois, Series D, GO, 5.00%, 11/1/25	1,000	1,136
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (6)	1,750	1,759
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33	14,000	14,529
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38	11,000	11,351
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42	2,000	2,072
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54	12,000	12,329
Illinois Fin. Auth., Admiral at the Lake, Series A, 7.625%,
5/15/25 (Prerefunded 5/15/20) (8)	2,850	3,011
Illinois Fin. Auth., Admiral at the Lake, Series A, 7.75%, 5/15/30
(Prerefunded 5/15/20) (8)	4,940	5,225
Illinois Fin. Auth., Admiral at the Lake, Series A, 8.00%, 5/15/40
(Prerefunded 5/15/20) (8)	8,025	8,504
Illinois Fin. Auth., Admiral at the Lake, Series A, 8.00%, 5/15/46
(Prerefunded 5/15/20) (8)	12,215	12,945
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/36	1,400	1,493
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/40	1,250	1,323
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37	3,855	4,177
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47	1,555	1,651
Illinois Fin. Auth., Franciscan Communities, Series A, 5.125%,
5/15/43	1,500	1,564
Illinois Fin. Auth., Franciscan Communities, Series A, 5.25%,
5/15/47	7,000	7,322
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45	1,200	1,268
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50	3,250	3,424

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Illinois Fin. Auth., Presence Health Network, Series C, 5.00%,
2/15/34	1,695	2,009
Illinois Fin. Auth., Presence Health Network, Series C, 5.00%,
2/15/36	2,465	2,893
Illinois Fin. Auth., Presence Health Network, Series C, 5.00%,
2/15/41	3,370	3,909
Illinois Fin. Auth., Silver Cross Hosp., Series C, 5.00%, 8/15/35	5,000	5,621
Illinois Fin. Auth., Silver Cross Hosp., Series C, 5.00%, 8/15/44	5,000	5,543
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32	1,150	1,238
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37	800	862
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/47	4,100	4,399
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35	3,655	4,066
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43	4,000	4,470
Lombard Public Fac., Series A-2, 5.50%, 1/1/30 (12)	2,225	2,145
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/57	11,655	12,657
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/30 (11)	3,840	2,681
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (11)	60,550	37,345
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B-2, 5.25%, 6/15/50	33,235	33,832
Railsplitter Tobacco Settlement Auth., 6.00%, 6/1/28
(Prerefunded 6/1/21) (8)	13,560	14,753
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (11)	7,500	10,107
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (4)	4,175	4,303
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (4)	8,105	8,323
		441,296

Indiana 2.7%
East Chicago Solid Waste Disposal, USG, 5.50%, 9/1/28 (6)	1,770	1,849
Franciscan Alliance, Tender Option Bond Trust Receipts, Series
2016-XF0491, RIB, VR, 7.033%, 11/1/39 (4)	10,000	10,297

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Indiana Fin. Auth., Community Foundation of Northwest Indiana,
5.00%, 3/1/36	9,000	10,076
Indiana Fin. Auth., Community Foundation of Northwest Indiana,
5.00%, 3/1/41	4,250	4,536
Indiana Fin. Auth., Greencroft Obligated Group, Series A,
7.00%, 11/15/43	8,000	8,951
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.00%,
7/1/44 (6)	8,000	8,692
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.00%,
7/1/48 (6)	18,975	20,569
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.25%,
1/1/51 (6)	25,000	27,327
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/32	3,000	3,108
Indiana Fin. Auth., Ohio Valley Electric, Series A, PCR, 5.00%,
6/1/39	11,105	11,403
Indiana Fin. Auth., U.S. Steel, 6.00%, 12/1/26	6,115	6,266
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(6)(13)	9,846	3
Shoals, National Gypsum, 7.25%, 11/1/43 (6)	4,250	4,729
Valparaiso City, Pratt Paper, 6.75%, 1/1/34 (6)	7,400	8,603
Valparaiso City, Pratt Paper, 7.00%, 1/1/44 (6)	10,000	11,714
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31
(Prerefunded 9/1/21) (8)	6,170	7,009
		145,132

Iowa 0.3%
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22	4,425	4,476
Iowa Fin. Auth., Iowa Fertilizer, 5.25%, 12/1/25	4,250	4,619
Iowa Fin. Auth., Iowa Fertilizer, 5.875%, 12/1/26 (4)	855	899
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	3,485	3,763
Iowa Student Loan Liquidity, Series A-2, 5.75%, 12/1/28 (6)	215	225
Iowa Student Loan Liquidity, Series A-2, 5.85%, 12/1/30 (6)	215	224
		14,206

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Kansas 0.2%
Kansas DFA, Adventist Health Sunbelt Obligated Group, Series
A, 5.00%, 11/15/32	6,025	6,542
Lenexa, Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/30	1,270	1,426
Lenexa, Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/32	1,150	1,280
Lenexa, Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/39	1,175	1,288
		10,536

Kentucky 2.2%
Kentucky Economic DFA, Baptist Life Communities, Series
2016, 6.25%, 11/15/46	3,500	3,468
Kentucky Economic DFA, Baptist Life Communities, Series
2016A, 6.375%, 11/15/51	5,850	5,851
Kentucky Economic DFA, Louisville Arena Auth., Series A,
5.00%, 12/1/45 (3)	3,200	3,694
Kentucky Economic DFA, Louisville Arena Auth., Series A,
5.00%, 12/1/47 (3)	4,375	4,769
Kentucky Economic DFA, Masonic Homes Independent Living,
Series A, 5.00%, 5/15/46	7,100	7,400
Kentucky Economic DFA, Masonic Homes Independent Living,
Series A, 5.00%, 5/15/51	4,675	4,858
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42	4,500	4,702
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45	2,350	2,462
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	4,100	4,552
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	5,100	5,636
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	8,100	8,936
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41	7,625	8,620

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	14,100	15,320
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.375%, 6/1/40 (Prerefunded 6/1/20) (8)	10,760	11,275
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.50%, 3/1/45 (Prerefunded 6/1/20) (8)	2,530	2,654
Kentucky Economic DFA, Owensboro Medical Health, Series B,
6.375%, 3/1/40 (Prerefunded 6/1/20) (8)	1,015	1,064
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49	2,900	3,181
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53	10,000	11,025
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide Forwarding, Series B, VRDN, 2.32%, 1/1/29 (6)	900	900
Owen County Waterworks, American Water, Series A, 6.25%,
6/1/39	5,530	5,548
		115,915

Louisiana 1.3%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (4)	2,400	2,513
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (4)	2,805	2,944
Louisiana Local Gov't. Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32	18,000	18,621
New Orleans Aviation Board, Series A, 5.00%, 1/1/40	4,900	5,517
New Orleans Aviation Board, Series B, 5.00%, 1/1/40 (6)	1,000	1,112
New Orleans Aviation Board, Series B, 5.00%, 1/1/43 (6)	2,000	2,278
New Orleans Aviation Board, Series B, 5.00%, 1/1/48 (6)	7,700	8,739
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/28 (6)	600	716
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/29 (6)	500	594
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/30 (6)	300	354
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31 (6)	650	763
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/32 (6)	750	877

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34 (6)	810	941
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35 (6)	650	753
New Orleans Sewage Service, 5.00%, 6/1/33	1,445	1,647
New Orleans Sewerage Service, 5.00%, 6/1/40	2,735	3,071
New Orleans Sewerage Service, 5.00%, 6/1/45	1,750	1,958
New Orleans Water System, 5.00%, 12/1/40	6,750	7,552
New Orleans Water System, 5.00%, 12/1/45	5,505	6,138
		67,088

Maine 0.1%
Maine HHEFA, Maine General Medical Center, 6.00%, 7/1/26	2,000	2,136
Maine HHEFA, Maine General Medical Center, 6.75%, 7/1/36	4,000	4,342
		6,478

Maryland 5.0%
Anne Arundel County, Annapolis Area Christian School, Series
A, 5.50%, 7/1/23	795	824
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.50%, 7/1/33	2,555	2,751
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.75%, 7/1/43	4,965	5,355
Baltimore City, Convention Center Hotel, 5.00%, 9/1/39	4,455	5,063
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46	18,030	20,308
Gaithersburg, Asbury Maryland Obligated Group, Series B,
6.00%, 1/1/23	2,000	2,046
Gaithersburg, Asbury Obligated Group, 5.00%, 1/1/27	1,500	1,718
Gaithersburg, Asbury Obligated Group, 5.00%, 1/1/28	2,000	2,285
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	11,535	12,971
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	1,860	2,081
Maryland Economic Dev., Baltimore City, Series A, 5.00%,
6/1/58	5,100	5,661
Maryland Economic Dev., Bowie State Univ., 5.00%, 6/1/25	2,100	2,256

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ., 5.00%, 6/1/29 (4)	2,400	2,605
Maryland Economic Dev., Bowie State Univ., 5.00%, 6/1/33 (4)	2,540	2,733
Maryland Economic Dev., Potomac Electric Power, PCR, 6.20%,
9/1/22	6,750	6,883
Maryland Economic Dev., Purple Line Light Rail, Series C,
5.00%, 9/30/27 (6)	3,435	3,670
Maryland Economic Dev., Purple Line Light Rail, Series C,
5.00%, 9/30/28 (6)	1,500	1,600
Maryland Economic Dev., Purple Line Light Rail, Series D,
5.00%, 9/30/26 (6)	300	352
Maryland Economic Dev., Purple Line Light Rail, Series D,
5.00%, 3/31/27 (6)	500	585
Maryland Economic Dev., Purple Line Light Rail, Series D,
5.00%, 9/30/30 (6)	1,000	1,150
Maryland Economic Dev., Purple Line Light Rail, Series D,
5.00%, 3/31/32 (6)	2,050	2,332
Maryland Economic Dev., Terminal, Series B, 5.125%,
6/1/20 (14)	425	437
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/21	1,000	1,062
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/23	1,000	1,115
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/24	500	571
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/25	1,000	1,164
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/27	1,000	1,204
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/28	1,500	1,830
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/30	1,000	1,212
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/32	1,000	1,194
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/35	2,585	3,058
Maryland Economic Dev., Transportation Fac., Series A,
5.375%, 6/1/25 (Prerefunded 6/1/20) (8)	3,625	3,765

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac., Series A, 5.75%,
6/1/35 (Prerefunded 6/1/20) (8)	7,800	8,130
Maryland HHEFA, 5.00%, 7/1/39	5,000	5,561
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	6,860	8,117
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	20,675	23,948
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%,
1/1/36	3,500	3,838
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (8)	3,000	3,219
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (8)	4,000	4,292
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45	1,000	1,145
Maryland HHEFA, City Neighbors Charter School, Series A,
6.75%, 7/1/44	2,900	3,146
Maryland HHEFA, Doctors Community Hosp., 5.75%, 7/1/38
(Prerefunded 7/1/20) (8)	9,320	9,747
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32	600	692
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33	1,525	1,753
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34	1,800	2,059
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35	1,605	1,830
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36	1,500	1,703
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	1,000	1,094
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/29	2,640	3,049
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	9,725	10,878
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34	11,910	13,352
Montgomery County, Friends House Retirement Community,
5.00%, 7/1/39	225	233
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48	6,500	6,841

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Prince George's County, National Harbor, GO, 5.20%, 7/1/34	2,927	2,938
Prince George's County, Suitland-Naylor Road, 4.75%,
7/1/36 (4)	1,750	1,805
Prince George's County, Suitland-Naylor Road, 5.00%,
7/1/46 (4)	2,500	2,592
Rockville City, Ingleside at King Farm, 3.50%, 11/1/26	2,080	2,092
Rockville City, Ingleside at King Farm, 5.00%, 11/1/29	500	561
Rockville City, Ingleside at King Farm, 5.00%, 11/1/32	500	553
Rockville City, Ingleside at King Farm, Series A1, 5.00%,
11/1/31	1,500	1,664
Rockville City, Ingleside at King Farm, Series A1, 5.00%,
11/1/37	2,010	2,190
Rockville City, Ingleside at King Farm, Series A2, 5.00%,
11/1/35	1,000	1,096
Rockville City, Ingleside at King Farm, Series B, 4.25%, 11/1/37	395	404
Rockville City, Ingleside at King Farm, Series B, 4.50%, 11/1/43	1,970	2,038
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/42	3,400	3,674
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/47	6,065	6,535
Rockville City, Ingleside at King Farm, Series C-2, 3.00%,
11/1/25	1,400	1,405
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	4,500	4,829
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	4,500	4,902
Westminster, Miller's Grant Lutheran Village, Series A, 5.00%,
7/1/24	2,385	2,525
Westminster, Miller's Grant Lutheran Village, Series A, 6.25%,
7/1/44	3,645	3,954
		262,225

Massachusetts 0.9%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P, 5.45%,
5/15/59 (7)	2,525	3,175
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/38 (4)	2,690	2,933
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.125%,
11/15/46 (4)	3,700	4,029

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.625%, 7/15/36	605	660
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.75%, 7/15/43	3,290	3,583
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/37 (4)	4,500	4,930
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/47 (4)	6,625	7,212
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/57 (4)	17,465	18,953
		45,475

Michigan 3.1%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37	1,000	1,085
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41	5,695	6,152
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47	15,895	17,166
Detroit City, GO, 5.00%, 4/1/29	725	813
Detroit City, GO, 5.00%, 4/1/30	700	782
Detroit City, GO, 5.00%, 4/1/31	750	832
Detroit City, GO, 5.00%, 4/1/32	850	937
Detroit City, GO, 5.00%, 4/1/33	1,200	1,321
Detroit City, GO, 5.00%, 4/1/37	2,100	2,282
Detroit City, GO, 5.00%, 4/1/38	1,400	1,519
Detroit Sewage Disposal System, Series A, 5.00%, 7/1/32	1,000	1,085
Detroit Sewage Disposal System, Series A, 5.00%, 7/1/39 (3)	2,000	2,167
Detroit Sewage Disposal System, Series A, 5.25%, 7/1/26	6,000	6,610
Detroit Sewage Disposal System, Series A, 5.25%, 7/1/39	17,685	19,239
Detroit Water Supply System, Series A, 5.25%, 7/1/41	1,000	1,066
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32	2,110	2,291
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37	1,190	1,272

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47	2,775	2,919
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52	1,185	1,242
Great Lakes Water Auth., Sewage Disposal System, Series C,
5.00%, 7/1/30	950	1,127
Great Lakes Water Auth., Sewage Disposal System, Series C,
5.00%, 7/1/36	24,000	27,869
Karegnondi Water Auth., Water Supply System, Series A,
5.25%, 11/1/40	20,000	22,414
Michigan Fin. Auth., Great Lakes, Series C-2, 5.00%, 7/1/44 (6)	1,220	1,311
Michigan Fin. Auth., Local Gov't Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34	4,140	4,762
Michigan Fin. Auth., Local Gov't Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35	6,190	7,103
Michigan Tobacco Settlement Fin. Auth., Series A, 6.00%,
6/1/48	11,785	11,785
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52	141,660	7,488
Wayne County Airport Auth., Detroit Metropolitan Airport, Series
A, 5.00%, 12/1/42	5,220	5,725
Wayne County Airport Auth., Detroit Metropolitan Airport, Series
B, 5.00%, 12/1/44	2,250	2,533
		162,897

Minnesota 0.4%
Deephaven Charter School, Seven Hills Preparatory Academy,
Series A, 5.00%, 10/1/37	520	536
Deephaven Charter School, Seven Hills Preparatory Academy,
Series A, 5.00%, 10/1/49	1,000	1,020
North Oaks, Waverly Gardens, 5.00%, 10/1/47	7,810	8,472
Saint Paul Park, Presbyterian Homes Interlude, 5.00%, 5/1/43	875	931
Saint Paul Park, Presbyterian Homes Interlude, 5.00%, 5/1/53	3,425	3,617
Wayzata, Folkestone Senior Living Community, Series A, 5.75%,
11/1/39	1,250	1,277

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wayzata, Folkestone Senior Living Community, Series A, 6.00%,
5/1/47	6,000	6,131
		21,984

Mississippi 0.2%
Lowndes County, Weyerhaeuser, Series A, 6.80%, 4/1/22	4,610	5,121
Mississippi Business Fin., Cheveron, Series G, VRDN, 2.40%,
11/1/35	1,600	1,600
Warren County Gulf Opportunity Zone, International Paper,
Series A, PCR, 5.375%, 12/1/35	3,900	4,223
		10,944

Missouri 1.7%
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37	2,000	2,215
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42	1,700	1,859
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50	4,000	4,349
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/34	1,400	1,552
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/35	1,100	1,216
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46	6,500	7,080
Saint Louis Airport, Lambert Int'l Airport, Series A-1, 6.25%,
7/1/29	9,000	9,031
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38	4,750	5,292
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48	15,500	17,256
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30	1,000	1,077
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35	700	741
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45	1,700	1,788
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.00%, 12/1/35	2,000	2,127
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45	2,125	2,258

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29	925	973
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35	2,740	2,858
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47	2,950	3,083
Saint Louis Land Clearance Auth., National Geospatial
Intelligence, 5.125%, 6/1/46	5,420	6,007
Saint Louis Land Clearance Auth., National Geospatial
Intelligence, 5.375%, 6/1/43	14,650	16,476
		87,238

Montana 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37	685	733
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47	7,250	7,709
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52	7,350	7,790
		16,232

Nebraska 0.3%
Central Plains Energy, Project 3, Series A, 5.00%, 9/1/30	3,500	4,300
Central Plains Energy, Project 3, Series A, 5.00%, 9/1/35	10,570	13,358
		17,658

Nevada 0.5%
Henderson Public Improvement Trust, Touro College &
University Obligated Group, 5.50%, 1/1/34	1,760	1,961
Henderson Public Improvement Trust, Touro College &
University Obligated Group, 5.50%, 1/1/39	2,615	2,889
Henderson Public Improvement Trust, Touro College &
University Obligated Group, 5.50%, 1/1/44	3,745	4,118
Las Vegas Redev. Agency, 5.00%, 6/15/30	415	482
Las Vegas Redev. Agency, 5.00%, 6/15/40	4,525	5,091
Las Vegas Redev. Agency, 5.00%, 6/15/45	7,950	8,914
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (3)	200	240
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36	250	301
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37	500	600

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (3)	100	118
Reno, Retrac-Reno Transportation, Series A, 5.00%, 6/1/48	500	590
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (4)	20,000	2,601
		27,905

New Hampshire 0.4%
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37 (4)	2,715	2,928
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (4)	8,615	9,245
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%, 7/1/42
(4)	2,550	2,757
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36	800	875
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40	750	820
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46	6,110	6,674
		23,299

New Jersey 4.5%
Burlington County Bridge Commission, Evergreens, 5.625%,
1/1/38	6,050	6,050
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (6)	5,000	5,411
New Jersey Economic Dev. Auth., Barnabas Health, Series A,
Zero Coupon, 7/1/26 (11)(14)	2,500	2,175
New Jersey Economic Dev. Auth., Continental Airlines, 4.875%,
9/15/19 (6)	3,185	3,207
New Jersey Economic Dev. Auth., Continental Airlines, 5.25%,
9/15/29 (6)	10,000	10,964
New Jersey Economic Dev. Auth., Continental Airlines, PCR,
5.125%, 9/15/23 (6)	3,000	3,240
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
PCR, 5.625%, 11/15/30 (6)	9,000	10,327
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (3)(6)	3,000	3,348

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (6)	7,615	8,551
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (6)	1,500	1,678
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (6)	17,000	19,079
New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24	1,000	1,019
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29	1,035	1,077
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34	1,980	2,045
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44	4,900	5,062
New Jersey Economic Dev. Auth., Montclair Univ. Student
Housing, Series A, 5.875%, 6/1/42 (Prerefunded 6/1/20) (8)	10,000	10,440
New Jersey Economic Dev. Auth., Port Newark Container,
5.00%, 10/1/37 (6)	13,195	14,678
New Jersey Economic Dev. Auth., Port Newark Container,
5.00%, 10/1/47 (6)	15,080	16,653
New Jersey Economic Dev. Auth., Rowan Univ. Student
Housing, Series A, 5.00%, 1/1/48	6,860	7,327
New Jersey Economic Dev. Auth., Special Assessment,
Kapkowski Road Landfill, 5.75%, 10/1/21	2,315	2,424
New Jersey Economic Dev. Auth., UMM Energy Partners, Series
A, 5.00%, 6/15/37 (6)	1,250	1,327
New Jersey Economic Dev. Auth., UMM Energy Partners, Series
A, 5.125%, 6/15/43 (6)	1,750	1,860
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/24	1,900	2,089
New Jersey HCFFA, Barnabas Health, Series A, 5.625%, 7/1/37
(Prerefunded 7/1/21) (8)	8,000	8,672
New Jersey HCFFA, Holy Name Medical Center, 5.00%, 7/1/25	5,000	5,168
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., 5.50%,
7/1/43	4,000	4,532
New Jersey Higher Ed. Student Assistance Auth., Series 1,
5.75%, 12/1/28 (6)	905	972
New Jersey Higher Ed. Student Assistance Auth., Series 1,
5.875%, 12/1/33 (6)	1,000	1,075
New Jersey Higher Ed. Student Assistance Auth., Series 1B,
4.75%, 12/1/43 (6)	7,000	7,445

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Jersey Higher Ed. Student Assistance Auth., Series A,
5.625%, 6/1/30	975	976
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31	11,625	13,366
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, 5.25%, 6/15/43	3,425	3,979
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28	15,000	11,262
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/30 (11)	4,520	3,166
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31 (11)	3,395	2,285
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46	30,000	34,219
		237,148

New York 5.7%
Brookhaven Local Dev., Jeffersons Ferry, 5.25%, 11/1/36	1,500	1,726
Brooklyn Arena Local Dev., Barclays Center, Series A, 4.00%,
7/15/29 (3)	1,500	1,693
Brooklyn Arena Local Dev., Barclays Center, Series A, 4.00%,
7/15/35 (3)	3,250	3,555
Build New York City Resource, Inwood Academy Leadership,
Series A, 5.50%, 5/1/48 (4)	500	533
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)(6)	900	989
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (4)(6)	12,500	13,630
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/30 (4)	1,200	1,410
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/31 (4)	1,000	1,170
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/34 (4)	1,000	1,157
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/36 (4)	1,700	1,956
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series A, 5.00%, 1/1/56	6,450	6,885
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series B, Zero Coupon, 1/1/45	29,360	9,550

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series C, STEP, 0.00%, 1/1/55	9,620	8,775
Hudson Yards Infrastructure, 5.25%, 2/15/47 (Prerefunded
2/15/21) (8)	150	160
Hudson Yards Infrastructure, 5.75%, 2/15/47 (Prerefunded
2/15/21) (8)	9,445	10,146
Hudson Yards Infrastructure, Unrefunded Balanced, 5.25%,
2/15/47	3,260	3,453
Hudson Yards Infrastructure, Unrefunded Balanced, 5.75%,
2/15/47	5,805	6,197
Nassau County IDA, Amsterdam at Harborside, Series A,
5.875%, 1/1/23	1,105	1,131
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32	113	117
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/34	769	791
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49	1,489	1,510
Nassau County IDA, Amsterdam at Harborside, Series A-4,
6.70%, 1/1/49	15,319	15,530
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%,
7/1/20	771	774
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (1)(2)	5,376	874
New York Liberty Dev., 3 World Trade Center, 5.00%, 11/15/44
(4)	13,150	14,366
New York Liberty Dev., 3 World Trade Center, Class 2-3,
5.375%, 11/15/40 (4)	24,845	27,671
New York Liberty Dev., 4 World Trade Center, 5.75%, 11/15/51	24,000	26,366
New York Liberty Dev., Goldman Sachs, 5.25%, 10/1/35	28,865	37,999
New York Liberty Dev., One Bryant Park, 6.375%, 7/15/49	22,250	22,900
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (6)	14,810	15,648
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (6)	15,725	16,533
Onondaga Civic Dev., Saint Joseph's Hosp. Health Center,
5.00%, 7/1/42 (Prerefunded 7/1/22) (8)	8,930	9,891

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Onondaga Civic Dev., Upstate Properties Dev., 5.25%, 12/1/41	2,000	2,173
Port Auth. of New York & New Jersey, JFK Int'l Airport Terminal,
6.00%, 12/1/36	7,500	7,943
Port Auth. of New York & New Jersey, JFK Int'l Airport Terminal,
6.00%, 12/1/42	8,000	8,470
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29	900	994
Tompkins County Dev., Kendal at Ithaca, Series A, 5.00%,
7/1/34	1,685	1,832
Tompkins County Dev., Kendal at Ithaca, Series A, 5.00%,
7/1/44	1,835	1,985
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42	13,495	14,933
		303,416

North Carolina 2.7%
Columbus County Ind. Fac. & Pollution Control Fin. Auth.,
International Paper, 5.70%, 5/1/34	6,750	6,983
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37	2,600	2,689
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40	5,365	5,595
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45	4,325	4,532
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 6.25%, 7/1/35	4,500	4,973
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47	1,150	1,219
North Carolina Medical Care Commission, Galloway Ridge,
Series A, 5.25%, 1/1/41	2,500	2,612
North Carolina Medical Care Commission, Galloway Ridge,
Series A, 5.875%, 1/1/31	2,295	2,336
North Carolina Medical Care Commission, Galloway Ridge,
Series A-1, 6.00%, 1/1/39	500	509
North Carolina Medical Care Commission, Lutheran Services,
4.75%, 3/1/32	1,000	1,039
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/37	2,000	2,091

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/42	2,000	2,086
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25	4,345	4,931
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/30	1,900	2,058
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/35	5,750	6,097
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37	920	1,008
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45	11,750	12,850
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/31	1,750	1,930
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37	1,550	1,685
North Carolina Medical Care Commission, United Church
Homes, 5.00%, 9/1/41	1,680	1,799
North Carolina Medical Care Commission, United Church
Homes, 5.00%, 9/1/46	3,165	3,377
North Carolina Medical Care Commission, United Church
Homes, Series A, 5.00%, 9/1/37	2,100	2,236
North Carolina Medical Care Commission, United Methodist
Retirement Homes, 5.00%, 10/1/30	3,515	4,030
North Carolina Medical Care Commission, United Methodist
Retirement Homes, 5.00%, 10/1/31	930	1,061
North Carolina Medical Care Commission, United Methodist
Retirement Homes, 5.00%, 10/1/35	5,000	5,629
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40	14,785	16,679
North Carolina Medical Care Commission, Wake Forest Baptist,
Series A, 5.00%, 12/1/45	2,960	3,179
North Carolina Turnpike Auth., 5.00%, 1/1/30	1,450	1,698
North Carolina Turnpike Auth., 5.00%, 1/1/32	2,250	2,610
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/42	1,160	1,296
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47	4,000	4,459
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51	5,200	5,781

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54	20,280	22,533
		143,590

Ohio 3.7%
Bowling Green, State Univ. Student Housing, 5.75%, 6/1/31
(Prerefunded 6/1/20) (8)	4,500	4,690
Bowling Green, State Univ. Student Housing, 6.00%, 6/1/45
(Prerefunded 6/1/20) (8)	4,000	4,179
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry,
Series A-2, 5.875%, 6/1/47	42,860	41,196
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry,
Series A-2, 6.00%, 6/1/42	8,480	8,480
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry,
Series A-2, 6.50%, 6/1/47	32,100	32,099
Cleveland Airport, Series A, 5.00%, 1/1/28	5,000	5,393
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43	1,700	1,956
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53	5,450	6,225
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42	4,500	4,991
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57	3,000	3,291
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52	19,945	22,721
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57	12,805	14,532
Franklin County, OPRS Communities Obligated Group, Series
A, 6.125%, 7/1/40	7,300	7,989
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44	5,000	5,271
Ohio Air Quality Dev. Auth., AK Steel, 6.75%, 6/1/24 (6)	6,000	6,180
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (4)(6)	2,750	2,890
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (4)(6)	3,175	3,368
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (4)	2,500	2,580
Ohio Solid Waste, USG, 5.65%, 3/1/33 (6)	3,620	3,626
Ohio Solid Waste, USG, 6.05%, 8/1/34 (6)	50	50
Southeastern Ohio Port Auth., Memorial Health, 5.75%, 12/1/32	1,000	1,085

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Southeastern Ohio Port Auth., Memorial Health, 6.00%, 12/1/42	10,100	10,814
		193,606

Oklahoma 1.0%
Oklahoma County Fin. Auth., Epworth Villa Project Oklahoma,
VR, 6.00%, 4/1/30	825	835
Oklahoma County Fin. Auth., Epworth Villa Project Oklahoma,
Series A, 5.00%, 4/1/33	1,000	1,000
Oklahoma County Fin. Auth., Epworth Villa Project Oklahoma,
Series A, 5.125%, 4/1/42	3,000	2,866
Oklahoma County Fin. Auth., Epworth Villa Project Oklahoma,
Series A, 5.875%, 4/1/30	3,360	3,361
Oklahoma County Fin. Auth., Epworth Villa Project Oklahoma,
Series B, VR, 5.75%, 4/1/27	645	652
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52	5,590	6,567
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57	9,050	10,570
Tulsa Airport Improvement Trust, Series C, 5.50%, 12/1/35 (6)	11,000	11,969
Tulsa County Ind. Auth., Montereau, Retirement Fac., 5.00%,
11/15/31	1,870	2,130
Tulsa County Ind. Auth., Montereau, Retirement Fac., 5.25%,
11/15/37	1,250	1,424
Tulsa County Ind. Auth., Montereau, Retirement Fac., 5.25%,
11/15/45	1,375	1,547
Tulsa County Ind. Auth., Montereau, Retirement Fac., Series A,
7.25%, 11/1/40 (Prerefunded 5/1/20) (8)	6,000	6,302
Tulsa County Ind. Auth., Montereau, Retirement Fac., Series A,
7.25%, 11/1/45 (Prerefunded 5/1/20) (8)	2,025	2,127
		51,350

Oregon 0.2%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/38	440	476
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/43	615	663
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/48	850	913

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/52	1,000	1,072
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/32	500	566
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/37	500	557
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/47	1,500	1,647
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/52	1,500	1,643
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 4.00%, 11/15/26	500	530
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/31	350	392
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/36	455	504
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/46	1,290	1,414
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/51	1,125	1,230
		11,607

Pennsylvania 4.1%
Allegheny County IDA, Environmental Improvement, 6.875%,
5/1/30	1,300	1,309
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (4)	7,700	8,788
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4)	3,475	3,919
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (4)	3,500	3,979
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4)	9,000	9,847
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4)	5,750	6,349
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (4)	8,000	8,717

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Butler County Hosp. Auth., 5.00%, 7/1/35	8,395	9,491
Butler County Hosp. Auth., 5.00%, 7/1/39	4,750	5,318
Butler County Hosp. Auth., Butler Health, 7.25%, 7/1/39
(Prerefunded 7/1/19) (8)	5,180	5,202
Cumberland County Municipal Auth., Asbury Obligation Group,
5.25%, 1/1/41	4,000	4,128
Delaware County IDA, Resource Recovery Fac., Series A,
6.20%, 7/1/19	130	130
Delaware Valley Regional Fin. Auth., Series A, 5.50%, 8/1/28
(10)	5,000	6,366
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/30	820	902
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/34	1,000	1,074
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/35	1,060	1,149
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/39	1,000	1,062
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/46	1,525	1,610
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/47	7,500	7,988
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43	1,200	1,311
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48	1,300	1,416
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53	1,400	1,521
Lancaster County Hosp. Auth., Brethren Village, 5.00%, 7/1/30	830	903
Lancaster County Hosp. Auth., Brethren Village, 5.00%, 7/1/31	860	932
Lancaster County Hosp. Auth., Brethren Village, 5.00%, 7/1/32	935	1,010
Lancaster County Hosp. Auth., Brethren Village, 5.125%, 7/1/37	1,500	1,612
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35	250	269
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/41	2,800	3,023
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45	1,000	1,085
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43	5,050	5,925
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45	14,230	15,706

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40	3,500	3,574
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50	11,975	12,273
Montgomery County IDA, New Regional Medical Center,
5.375%, 8/1/38 (Prerefunded 8/1/20) (8)	5,475	5,718
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (6)	7,500	7,963
Pennsylvania Economic DFA, USG, 6.00%, 6/1/31 (6)	10,000	10,005
Pennsylvania Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/33	1,125	1,353
Pennsylvania Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/34	1,400	1,677
Pennsylvania Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/35	1,175	1,403
Pennsylvania HEFA, Foundation Indiana Univ. Student Housing,
Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 2.386%, 7/1/39
(7)	6,000	5,234
Pennsylvania HEFA, Indiana Univ. Student Housing, Series A,
5.00%, 7/1/32 (Prerefunded 7/1/22) (8)	1,620	1,787
Pennsylvania HEFA, Indiana Univ. Student Housing, Series A,
5.00%, 7/1/41 (Prerefunded 7/1/22) (8)	6,500	7,169
Pennsylvania HEFA, La Salle Univ., 5.00%, 5/1/42	12,970	13,572
Pennsylvania HEFA, Widener Univ., 5.00%, 7/15/38	2,400	2,605
Pennsylvania HEFA, Widener Univ., Series A, 5.50%, 7/15/38	2,825	3,077
Philadelphia Hosp. & HEFA, Temple Univ. Health System,
5.00%, 7/1/28	5,000	5,788
Philadelphia Hosp. & HEFA, Temple Univ. Health System,
5.00%, 7/1/30	1,000	1,144
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37	3,140	3,391
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42	2,125	2,269
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49	3,590	3,813
		215,856

Puerto Rico 2.8%
Puerto Rico, Series A-4, GO, 5.25%, 7/1/30 (3)	1,500	1,531
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/19	5,885	5,878

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33	5,635	5,593
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.125%, 7/1/37	4,925	4,888
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.125%,
7/1/47 (9)	6,355	6,479
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/29	5,000	5,000
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	6,745	6,745
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.00%, 7/1/38	3,000	3,000
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.00%, 7/1/44	8,000	8,000
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.125%, 7/1/24	3,120	3,190
Puerto Rico Electric Power Auth., 5.00%, 7/1/21 (1)(15)	1,860	1,483
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29
(1)(15)	11,095	8,848
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42
(1)(15)	120	96
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27
(1)(15)	1,450	1,160
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29
(1)(15)	5,000	4,000
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27
(1)(15)	170	136
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/26
(1)(15)	2,015	1,612
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27
(1)(15)	5,170	4,136
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28
(1)(15)	3,465	2,772
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/24 (11)	5,000	5,053
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20
(1)(15)	595	474
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24
(1)(15)	2,285	1,822
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25
(1)(15)	765	610
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26
(1)(15)	925	738

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27
(1)(15)	120	96

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/32
(1)(15)	380	303

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37
(1)(15)	5,940	4,737

Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33
(1)(15)	575	460

Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18
(1)(15)	495	396

Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27
(1)(15)	210	168

Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35
(1)(15)	4,381	3,505

Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40
(1)(15)	560	448

Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36
(1)(15)	1,435	1,155

Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17
(1)(15)	140	109

Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19
(1)(15)	2,480	1,978

Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28
(1)(15)	195	155

Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17
(1)(15)	245	195

Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19
(1)(15)	1,840	1,472

Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23
(1)(15)	525	420

Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24
(1)(15)	214	171

Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26
(1)(15)	4,830	3,864

Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34	10,113	10,366

Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40	74	74

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53	546	527
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58	12,130	12,058
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/24	5,116	4,324
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27	4,065	3,081
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29	8,699	5,959
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31	4,602	2,833
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33	10,316	5,653
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51	1,556	262
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46	1,910	437
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.55%,
7/1/40	756	717
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.75%,
7/1/53	23	21
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 5.00%,
7/1/58	303	290
		149,478

Rhode Island 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(2)	10,815	1,947
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.50%, 9/1/28 (Prerefunded 9/1/23) (8)	3,000	3,488
Rhode Island Health & Ed. Building, Care New England, Series
A, 6.00%, 9/1/33 (Prerefunded 9/1/23) (8)	4,000	4,733
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/36	5,000	5,575
		15,743

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
South Carolina 1.0%
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/20 (1)	175	166
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/21 (1)	207	185
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/22 (1)	219	184
Connector 2000 Assoc., Series A1, Zero Coupon, 1/1/32 (1)	4,078	1,713
Connector 2000 Assoc., Series A1, Zero Coupon, 1/1/42 (1)	6,847	1,412
Connector 2000 Assoc., Series A1, Zero Coupon, 7/22/51 (1)	8,972	628
Connector 2000 Assoc., Series B1, Zero Coupon, 1/1/32 (1)	1,310	249
Connector 2000 Assoc., Series B1, Zero Coupon, 7/22/51 (1)	6,187	155
Connector 2000 Assoc., Series C1, Zero Coupon, 7/22/51 (1)	2,316	47
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (4)(6)	850	860
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (4)(6)	6,355	6,599
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (4)(6)	12,775	13,285
South Carolina Public Service Auth., Series A, 5.50%, 12/1/54	10,000	11,277
South Carolina Public Service Auth., Series E, 5.25%, 12/1/55	12,250	14,040
		50,800

South Dakota 0.2%
Sioux Falls Heath Fac., Dow Rummel Village, 5.00%, 11/1/28	1,435	1,562
Sioux Falls Heath Fac., Dow Rummel Village, 5.00%, 11/1/30	1,535	1,661
Sioux Falls Heath Fac., Dow Rummel Village, 5.00%, 11/1/32	1,370	1,463
Sioux Falls Heath Fac., Dow Rummel Village, 5.00%, 11/1/42	2,000	2,084
Sioux Falls Heath Fac., Dow Rummel Village, 5.125%, 11/1/47	3,130	3,274
		10,044

Tennessee 1.1%
Chattanooga Health, Ed. & Housing Fac. Board, Catholic Health
Initiatives, Series A, 5.25%, 1/1/45	12,425	13,710
Chattanooga Health, Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/35	2,750	3,037

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Knox County Health, Ed. & Housing Fac. Board, Covenant
Health, Series A, 5.00%, 1/1/26	2,730	3,031
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34	500	522
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/42	2,000	2,072
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44	1,165	1,227
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49	3,250	3,414
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.375%, 12/1/47	3,500	3,633
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	11,800	13,533
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	11,920	14,225
		58,404

Texas 8.9%
Austin Airport, Series B, 5.00%, 11/15/41 (6)	550	634
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28	850	1,004
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30	1,750	2,053
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31	1,400	1,637
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32	1,700	1,981
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33	3,125	3,631
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34	2,350	2,721
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28	500	575
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29	1,150	1,317
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32	2,150	2,444

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34	1,520	1,715
Central Texas Regional Mobility Auth., 5.00%, 1/1/33	4,055	4,432
Central Texas Regional Mobility Auth., 5.00%, 1/1/42	6,900	7,463
Central Texas Regional Mobility Auth., 5.00%, 1/1/46	1,900	2,144
Central Texas Regional Mobility Auth., 6.00%, 1/1/41
(Prerefunded 1/1/21) (8)	11,000	11,760
Clifton Higher Ed. Fin., International Leadership, Series D,
6.125%, 8/15/48	13,500	14,692
Dallas-Fort Worth Intl. Airport, Series A, 5.00%, 11/1/32 (6)	5,250	5,824
Dallas-Fort Worth Intl. Airport, Series A, 5.00%, 11/1/43 (6)	15,000	15,546
Dallas-Fort Worth Intl. Airport, Series A, 5.00%, 11/1/45 (6)	16,780	17,396
Dallas/Fort Worth Int'l. Airport, Series E, 5.00%, 11/1/35 (6)	5,000	5,198
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%,
9/1/34	1,700	1,870
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.25%,
9/1/44	7,000	7,640
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42	5,000	5,160
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (6)	11,870	12,064
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/38	510	538
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43	520	546
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 7.00%, 1/1/48 (Prerefunded 1/1/23) (8)	5,250	6,249
Houston Airport, Series A, 5.00%, 7/1/32 (6)	6,100	6,618
Houston Airport, Series B-1, 5.00%, 7/15/30 (6)	7,100	7,923
Houston Airport, Series B-1, 5.00%, 7/15/35 (6)	5,250	5,802
Joint Guadalupe County - City of Seguin, 5.00%, 12/1/28	1,400	1,533
Joint Guadalupe County - City of Seguin, 5.00%, 12/1/30	1,690	1,834
Joint Guadalupe County - City of Seguin, 5.00%, 12/1/40	2,910	3,086
Joint Guadalupe County - City of Seguin, 5.00%, 12/1/45	6,660	7,055
Joint Guadalupe County - City of Seguin, 5.25%, 12/1/35	2,075	2,292

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (6)	5,500	6,016
Love Field Airport Modernization, Southwest Airlines, 5.25%,
11/1/40	17,345	18,057
Matagorda County Navigation Dist. No. 1, AEP Texas Central,
Series B-2, 4.00%, 6/1/30	6,000	6,259
Matagorda County Navigation Dist. No. 1, Central Power &
Light, Series A, PCR, 6.30%, 11/1/29	3,500	3,582
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (4)(6)	15,025	16,078
Montgomery County Toll Road Auth., 5.00%, 9/15/32	550	620
Montgomery County Toll Road Auth., 5.00%, 9/15/33	570	642
Montgomery County Toll Road Auth., 5.00%, 9/15/34	600	674
Montgomery County Toll Road Auth., 5.00%, 9/15/35	560	627
Montgomery County Toll Road Auth., 5.00%, 9/15/36	790	883
Montgomery County Toll Road Auth., 5.00%, 9/15/38	1,305	1,449
Montgomery County Toll Road Auth., 5.00%, 9/15/43	3,905	4,303
Montgomery County Toll Road Auth., 5.00%, 9/15/48	3,925	4,315
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29	5,845	6,293
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46	15,645	16,543
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46 (3)	3,120	3,444
New Hope Cultural Ed. Fac. Fin., Collegiate Housing Denton,
Series A1, 5.00%, 7/1/58 (3)	2,975	3,340
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30	500	549
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35	1,520	1,642
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47	6,020	6,397
New Hope Cultural Ed. Fac. Fin., Lagacy Midtown Park, Series
A, 5.50%, 7/1/54	4,525	4,716
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%,
11/15/36	550	592

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%,
11/15/46	1,550	1,645
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36	500	533
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46	1,000	1,056
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52	1,000	1,052
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series B1, 3.25%, 11/15/22	885	883
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31	1,000	1,092
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32	465	506
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33	1,000	1,083
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34	1,000	1,080
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39	1,500	1,601
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49	6,000	6,502
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/37	1,700	1,761
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/42	2,000	2,052
North Texas Tollway Auth., 6.00%, 1/1/38 (Prerefunded 1/1/21)
(8)	8,000	8,559
SA Energy Acquisition Public Fac., Gas Supply, 5.50%, 8/1/21	4,000	4,280
Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living
Community, 5.25%, 11/15/35	900	630
Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living
Community, 5.50%, 11/15/45	2,875	2,013
Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living
Community, 5.625%, 11/15/41	3,000	2,100
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/27	1,510	1,763

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/29	1,665	1,927
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30	1,000	1,151
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37	2,500	2,803
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40	3,875	4,320
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46	4,220	4,688
Tarrant County Cultural Ed. Fac. Fin., Edgemere, Series A,
5.00%, 11/15/45	9,425	9,103
Tarrant County Cultural Ed. Fac. Fin., MRC Stevenson Oaks,
Series A, 10.00%, 3/15/23 (4)	1,750	1,750
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 8.00%, 11/15/28	1,000	900
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 8.25%, 11/15/44	6,000	5,400
Texas IDC, NRG Energy, Series 2012, PCR, 4.125%, 12/1/45	3,150	3,199
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26	39,185	45,926
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28	7,375	8,088
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	10,400	11,347
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31	10,500	11,432
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	11,000	11,956
Texas Private Activity Bond Surface Transportation, Blueridge
Transport, 5.00%, 12/31/50 (6)	4,150	4,573
Texas Private Activity Bond Surface Transportation, Blueridge
Transport, 5.00%, 12/31/55 (6)	4,060	4,461
Texas Transportation Commission, State Highway 249 System,
5.00%, 8/1/57	11,045	12,724
Travis County Health Fac. Dev., Westminster Manor, 7.00%,
11/1/30 (Prerefunded 11/1/20) (8)	1,605	1,725
Travis County Health Fac. Dev., Westminster Manor, 7.125%,
11/1/40 (Prerefunded 11/1/20) (8)	2,000	2,154

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Travis County Health Fac. Dev., Westminster Manor,
Unrefunded Balanced, 7.00%, 11/1/30	210	218
		471,434

Utah 0.3%
Murray City, IHC Health Services, Series D, VRDN, 2.15%,
5/15/37	10,000	10,000
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (6)	3,000	3,495
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (6)	4,000	4,636
		18,131

Virgin Islands 0.3%
Virgin Islands PFA, Series A, 6.00%, 10/1/39	5,000	4,900
Virgin Islands PFA, Diageo, Series A, 6.625%, 10/1/29	8,900	8,867
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	2,000	1,992
		15,759

Virginia 7.0%
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, Series A, 5.00%, 1/1/42	3,250	3,376
Botetourt County, Glebe, Series A, 6.00%, 7/1/34	7,300	8,174
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46	15,835	17,967
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51	14,795	16,678
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40	7,525	7,169
Fairfax County Economic Dev. Auth., Vinson Hall, Series A,
5.00%, 12/1/32	1,500	1,644
Fairfax County Economic Dev. Auth., Vinson Hall, Series A,
5.00%, 12/1/42	2,800	3,024
Fairfax County Economic Dev. Auth., Vinson Hall, Series A,
5.00%, 12/1/47	2,000	2,156
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/47	3,400	3,720

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 2.00%, 10/1/48 (2)	1,103	97
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43	5,432	5,434
New Port CDA, Special Assessment, 5.50%, 9/1/26 (1)(2)	821	345
New Port CDA, Special Assessment, 5.60%, 9/1/36 (1)(2)	978	411
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38	1,500	1,609
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35	4,020	4,287
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46	5,150	5,415
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/49	3,250	3,462
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35	6,250	6,832
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46	4,270	4,603
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33	1,000	1,170
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34	1,250	1,456
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35	2,000	2,324
Tobacco Settlement Financing, Capital Appreciation, Series C,
Zero Coupon, 6/1/47	27,000	2,817
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (4)	5,000	5,278
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4)	1,400	1,528
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (4)	1,805	1,952
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/23 (4)	1,320	1,422
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/24 (4)	1,390	1,514
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/25 (4)	1,455	1,603

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (4)	4,735	5,104
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (4)	1,200	1,281
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (4)	3,110	3,283
Virginia HDA, Rental Housing, Series F, 5.25%, 10/1/38	4,500	5,020
Virginia Small Business Fin. Auth., 95 Express Lanes, Series
2012, 5.00%, 1/1/40 (6)	29,350	31,055
Virginia Small Business Fin. Auth., 95 Express Lanes, Series
2017, 5.00%, 1/1/40 (6)	47,790	50,567
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.75%, 1/1/25 (6)	2,180	2,351
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.00%, 1/1/26 (6)	2,000	2,170
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.00%, 7/1/26 (6)	2,000	2,169
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (6)	22,950	24,876
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
6.00%, 1/1/37 (6)	22,735	25,161
Virginia Small Business Fin. Auth., Transform 66 P3, 5.00%,
12/31/47 (6)	1,500	1,676
Virginia Small Business Fin. Auth., Transform 66 P3, 5.00%,
12/31/49 (6)	5,000	5,579
Virginia Small Business Fin. Auth., Transform 66 P3, 5.00%,
12/31/56 (6)	83,735	92,996
		370,755

Washington 0.7%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44	2,660	2,896
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.00%, 9/1/27	1,600	1,648
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.25%, 9/1/32	1,000	1,026
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.50%, 9/1/42	1,500	1,539

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Port of Seattle IDC, Delta Airlines, 5.00%, 4/1/30 (6)	3,000	3,266
Washington Health Care Fac. Auth., Overlake Hosp. Medical
Center, 5.70%, 7/1/38 (Prerefunded 7/1/20) (8)	7,000	7,317
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (4)	830	880
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (4)	1,900	1,992
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (4)	1,100	1,150
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (4)	225	231
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (4)	225	243
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (4)	650	694
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (4)	2,100	2,223
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (4)	3,250	3,516
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 1 (4)	6,735	7,268
		35,889

West Virginia 0.2%
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4)	2,450	2,593
Monongalia County Commission, Univ.Town Center, Series A,
5.50%, 6/1/37 (4)	2,450	2,579
West Virginia Economic Dev. Auth., Appalachian Power, Series
A, 5.375%, 12/1/38	4,840	5,090
		10,262

Wisconsin 2.6%
Platteville Redev. Auth., UW-Platteville Real Estate, 5.00%,
7/1/42	3,225	3,338
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37	1,110	1,187

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41	1,660	1,763
Wisconsin HEFA, Dickson Hollow, 5.25%, 10/1/39	3,000	3,208
Wisconsin HEFA, Dickson Hollow, 5.375%, 10/1/44	3,000	3,220
Wisconsin HEFA, Marshfield Clinic, Series B, 5.00%, 2/15/40	5,000	5,289
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/37	650	677
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/40	1,000	1,049
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/45	1,300	1,359
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/50	4,680	4,881
Wisconsin HEFA, St. John's Communities, Series A, 7.25%,
9/15/29 (Prerefunded 9/15/19) (8)	1,500	1,524
Wisconsin HEFA, St. John's Communities, Series A, 7.625%,
9/15/39 (Prerefunded 9/15/19) (8)	1,500	1,526
Wisconsin HEFA, St. John's Communities, Series B, 5.00%,
9/15/45	1,000	1,035
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (6)	10,500	11,623
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (6)	6,000	6,871
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (6)	5,000	5,259
Wisconsin PFA, Celanese, Series D, 4.05%, 11/1/30	2,500	2,592
Wisconsin PFA, Church Home of Hartford, Series A, 5.00%,
9/1/30 (4)	800	857
Wisconsin PFA, Church Home of Hartford, Series A, 5.00%,
9/1/38 (4)	1,725	1,812
Wisconsin PFA, Corvian Community School, Series A, 5.125%,
6/15/47 (4)	2,635	2,689
Wisconsin PFA, Denver Int'l Airport, 5.00%, 9/30/37 (6)	2,500	2,901
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/37 (4)	550	598
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/42 (4)	1,230	1,327
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/47 (4)	1,225	1,318

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/52 (4)	2,300	2,468
Wisconsin PFA, MD Proton Treatment Center, Series A-1,
6.25%, 1/1/38 (4)	3,000	3,234
Wisconsin PFA, MD Proton Treatment Center, Series A1,
6.125%, 1/1/33 (4)	2,400	2,616
Wisconsin PFA, MD Proton Treatment Center, Series A1,
6.375%, 1/1/48 (4)	3,200	3,417
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/37	825	885
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/47	2,000	2,126
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/52	4,300	4,546
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (6)	15,730	16,174
Wisconsin PFA, National Gypsum, 5.25%, 4/1/30 (6)	5,000	5,500
Wisconsin PFA, Searstone Retirement Communitiy, Series A,
5.20%, 6/1/37	5,055	5,114
Wisconsin PFA, Searstone Retirement Communitiy, Series A,
5.30%, 6/1/47	6,000	6,070
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52	3,945	3,997
Wisconsin PFA, Senior Obligated Group, Series B, 5.00%,
7/1/42 (6)	3,500	3,730
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (4)	2,250	2,466
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (4)	2,000	2,186
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (4)	5,760	6,278
		138,710

Total Municipal Securities (Cost $4,955,871)		5,206,738

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
COMMON STOCKS 0.2%
American Airlines Group	500	13,615
Ingevity (1)	1	76
United Continental Holdings (1)	—	26
Westrock	5	171
Total Common Stocks (Cost $19,001)		13,888

Total Investments in Securities 98.8%
(Cost $4,974,872)		$5,220,626
Other Assets Less Liabilities 1.2%		60,994
Net Assets 100.0%		$5,281,620

‡ Par/Shares is denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $539,816 and represents 10.2% of net assets.
(5) Insured by Berkshire Hathaway Assurance Corporation
(6) Interest subject to alternative minimum tax
(7) Insured by Syncora Guarantee
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by Assured Guaranty Corporation
(10) Insured by AMBAC Assurance Corporation
(11) Insured by National Public Finance Guarantee Corporation
(12) Insured by ACA Financial Guaranty Corporation
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Escrowed to maturity
(15) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
RIB Residual-Interest Bonds
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Municipal Securities	$—	$5,206,738	—	$ 5,206,738
Common Stocks	13,888	—	—	13,888
Total	$13,888	$5,206,738	—	$5,220,626